CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Net income	$ 3,826,192	$ 3,356,061
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Deferred income taxes	(148,198)	373,238
Amortization (accretion) of:
Deferred loan origination costs, net	(47,784)	(97,172)
Premiums and discounts on securities	953,830	796,576
Core deposit intangible	75,000	264,000
Mortgage servicing rights	106,970	118,511
Fair value adjustments	(92,677)	(62,140)
Provision (credit) for loan losses	(250,000)	485,000
Depreciation	597,526	557,113
Gain on sale of securities available for sale	(109,712)	(359,138)
Gain on sale of loans	(630,779)	(560,526)
Loss on sale of property and equipment	80,545
Loss on sale of foreclosed assets	164,084	56,035
Write-down on foreclosed assets	202,694	812,687
Earnings on bank-owned life insurance	(379,065)	(253,560)
Increase in mortgage servicing rights	(150,546)	(224,975)
Proceeds from sales of loans held for sale	18,342,115	24,868,925
Originations of loans held for sale	(17,811,336)	(22,481,399)
Change in assets and liabilities:
Accrued interest receivable and other assets	(178,229)	(1,099,572)
Accrued interest payable	(25,284)	(84,506)
Other liabilities	204,595	1,766,790
Net cash provided by operating activities	4,729,941	8,231,948
Cash flows from investing activities
Purchase of interest-earning time deposits	(10,477)	(16,749)
Available for sale securities:
Purchases	(26,749,263)	(110,376,174)
Proceeds from calls, maturities, and principal repayments	37,021,352	66,891,461
Proceeds from sales	5,259,541	9,025,930
Purchase of Federal Reserve Bank stock	(1,676,700)
Decrease (increase) in loans	(27,895,667)	21,004,213
Purchase of property and equipment	(1,456,558)	(288,453)
Proceeds from the sale of property and equipment	255,304
Proceeds from the sale of foreclosed assets	1,227,868	998,050
Purchase of bank-owned life insurance	(6,000,000)	(3,000,000)
Net cash used in investing activities	(20,024,600)	(15,761,722)
Cash flows from financing activities
Net increase in deposit accounts	7,766,947	42,165,646
Net decrease in securities sold under agreements to repurchase	(14,917,903)	(7,728,410)
Repayments of Federal Home Loan Bank advances	(11,500,000)	(8,000,000)
Repurchase of common stock		(3,888,712)
Cash dividends paid	(1,681,748)	(1,739,523)
Net cash provided by (used in) financing activities	(20,332,704)	20,809,001
Net increase (decrease) in cash and cash equivalents	(35,627,363)	13,279,227
Cash and cash equivalents:
Beginning	84,693,825	71,414,598
Ending	49,066,462	84,693,825
Supplemental schedule of noncash investing and financing activities
Assets acquired in settlement of loans	287,982	1,469,619
Loans made to finance sales of foreclosed assets	383,230	531,278
Cash paid during the period for:
Interest	2,533,966	3,387,005
Income taxes, net of refunds	$ 1,535,000	$ 2,348,004